SUBSEQUENT EVENTS (Details)							6 Months Ended
	Aug. 20, 2026	Aug. 07, 2026	Aug. 04, 2026 USD ($) $ / shares shares	Aug. 04, 2026 SGD ($) $ / shares	Aug. 03, 2026	Jun. 24, 2026 SGD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 24, 2026 USD ($)	Jun. 24, 2026 SGD ($)
February 2026 Convertible Note Securities Purchase Agreement [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Description of supplemental agreement repayment and default terms	Under the agreement, the advisor was engaged to provide operational consulting services over a twelve-month period commencing on July 1, 2026, including assisting with the implementation and standardization of operating procedures across the Company's departments and subsidiaries.
YYForce Inc [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Percentage of ownership interest in subsidiary		70.00%			95.00%
Sunther Manoher [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Percentage of ownership interest in subsidiary					5.00%
Integral Cleaning Pte. Ltd [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Percentage of ownership interest in subsidiary		30.00%
Operational Consulting Services [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares issued (in Shares) | shares			304,879
Nominal cash consideration (in Dollars)			$ 1
Aggregate service value			$ 300,000
Percentage of average closing price			80.00%	80.00%
Issue price per share (in Dollars per share) | $ / shares				$ 0.984
Closing market price per share (in Dollars per share) | $ / shares			$ 1.2
Aggregate fair value of shares issued on grant date (in Dollars)			$ 365,855
Renovation and Fit-out Services [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Nominal cash consideration (in Dollars)			$ 1
Aggregate service value				$ 300,000
Percentage of average closing price			80.00%	80.00%
Issue price per share (in Dollars per share) | $ / shares				$ 1.261
Closing market price per share (in Dollars per share) | $ / shares			$ 1.2
Aggregate fair value of shares issued on grant date (in Dollars)			$ 285,400
Xtreme Solution Pte. Ltd. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Percentage of voting equity interests acquired									95.00%	95.00%
Aggregate consideration								$ 4,658,476	$ 4,658,476	$ 4,500,000
Cash consideration payable upon signing of letter of intent (in Dollars)						$ 400,000
Cash payment upon completion of valuation report (in Dollars)						150,000
Cash consideration payable (in Dollars)						350,000
Issuance of Class A ordinary shares (in Dollars)						$ 3,600,000
Discount to average closing share price						40.00%
Cash consideration paid (in Dollars)							$ 730,000
Percentage of equity interest							95.00%
Class A Ordinary Shares [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares issued (in Shares) | shares			304,879
Closing market price per share (in Dollars per share) | $ / shares			$ 1.2
Class A Ordinary Shares [Member] | Operational Consulting Services [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares issued (in Shares) | shares			304,879
Class A Ordinary Shares [Member] | Renovation and Fit-out Services [Member] | Events After Reporting Period [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares issued (in Shares) | shares			237,833